Organization and Principal Activities (Ordinary Shares and Convertible Bond Issued to Shanda Media) (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Aug. 31, 2011 Yisheng [Member]	Apr. 30, 2011 Shanda Media [Member]	Apr. 30, 2011 Shanda Media [Member] Convertible Bond [Member]	Apr. 30, 2011 Shanda Media [Member] Ordinary shares [Member]	Dec. 31, 2013 Shanda [Member]	Dec. 31, 2010 Shanda [Member]	Dec. 31, 2009 Shanda [Member]
Organization and Principal Activities [Line Items]
Issuance of ordinary shares to Shanda Media, shares				1,538,461,538
Issuance of ordinary shares to Shanda Media				$ 50
Aggregate principle amount of senior convertible bond at face value			$ 50
Convertible Bond, mature period			3 years
Convertible Bond, interest rate per annum			3.00%
Ordinary shares and Convertible Bond issuance, closing date		Jun. 29, 2011
Percentage of equity interest disposed	80.00%
Remaining interest in Yisheng	20.00%
Percentage of Shanda's equity interest in the company					70.50%	51.65%	51.00%